CONCENTRATION AND RISKS (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) item customer	Dec. 31, 2021 CNY (¥) item customer	Dec. 31, 2020 CNY (¥) customer item	Dec. 31, 2022 USD ($)
CONCENTRATION AND RISKS
RMB against the US$ (depreciated)/appreciated (as a percent)	8.00%	2.00%	6.00%
Number of Customers | customer	0	0	0
Number of Suppliers | item	1	1	1
Accounts payable | ¥	¥ 0	¥ 0	¥ 0
Cash and cash equivalents, restricted cash and short-term investments denominated in RMB that are subject to PRC government controls	¥ 47,200	¥ 1,289,400		$ 6.9